PIMCO ETF Trust

Supplement dated May 31, 2013 to the
Actively-Managed Exchange-Traded Funds Prospectus, dated October 31, 2012, as supplemented from time to time (the "Prospectus")

Disclosure Related to the PIMCO Short Term Municipal Bond Exchange-Traded Fund
(the "Fund")

(PIMCO Short Term Municipal Bond Exchange-Traded Fund)

The following changes are effective June 3, 2013.
The following is added before the first sentence of the second paragraph of the "Performance Information" section of the Fund's Fund Summary in the Prospectus:

The following disclosure is added above the row relating to the Barclays 1-3 Year Municipal Bond Index in the Average Annual Total Returns table in the "Performance Information" section of the Fund's Fund Summary in the Prospectus:

Effective June 3, 2013, the Fund's broad-based securities market index is the Barclays 1 Year Municipal Bond Index. The Barclays 1 Year Municipal Bond Index is an unmanaged index comprised of national municipal bond issues having a maturity of at least one year and less than two years. The Fund's new broad-based securities market index was selected as its use is more closely aligned with the Fund's investment philosophy and the universe of securities in which PIMCO invests for purposes of the Fund. Prior to June 3, 2013, the Fund's primary benchmark was the Barclays 1-3 Year Municipal Bond Index.

Average Annual Total Returns (PIMCO Short Term Municipal Bond Exchange-Traded Fund)	1 Year	Since Inception (02/01/10)
Barclays 1 Year Municipal Bond Index (reflects no deductions for fees, expenses or taxes)	1.58%	1.34%